Derivative Financial Instruments and Hedge Accounting - Summary of Average of Hedge Ratio for Each Type of Hedge Accounting (Details)	Dec. 31, 2024	Dec. 31, 2023
Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	10,320,120,000,000	11,142,365,000,000
Average interest rate	4.68%	4.95%
Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,325.95	1,257.9
Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,464.6	1,404.28
Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	890.56	869.67
Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,539.22	1,536.92
Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	9,751,593,000,000	7,361,450,000,000
Average interest rate	4.43%	10.68%
Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,282.82	1,235.39
Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,423.08	1,372.29
Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	885.25	866.92
Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	252,546,000,000	238,925,000,000
Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,172.13	1,164.76
1 year | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	5,071,561,000,000	2,998,238,000,000
Average interest rate	4.58%	4.77%
1 year | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,341.52	1,257.22
1 year | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,464.04	1,373.58
1 year | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	891.13	872.12
1 year | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,539.22	0
1 year | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	2,385,743,000,000	1,651,669,000,000
Average interest rate	3.05%	4.60%
1 year | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,228.8	1,220.93
1 year | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,374.73	1,364
1 year | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	851.5	856.4
1 year | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	15,876,000,000	31,332,000,000
1 year | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,071	1,071
2 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	1,674,709,000,000	3,555,510,000,000
Average interest rate	4.65%	4.86%
2 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,298.73	1,277.42
2 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,469.25	1,427.96
2 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	885.6	840.73
2 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,536.92
2 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	3,059,818,000,000	2,035,885,000,000
Average interest rate	4.14%	3.05%
2 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,250.67	1,221.93
2 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,501	1,374.73
2 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	889	851.5
2 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	236,670,000,000	0
2 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,178.91	0
3 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	444,487,000,000	1,667,087,000,000
Average interest rate	4.71%	5.18%
3 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,276.69	1,242.04
3 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,447.53	1,436.77
3 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
3 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
3 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	2,779,439,000,000	1,994,375,000,000
Average interest rate	4.98%	11.94%
3 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,331.02	1,230.48
3 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
3 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	932.6	889
3 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	207,593,000,000
3 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,178.92
4 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	189,448,000,000	349,482,000,000
Average interest rate	5.74%	5.23%
4 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	981,453,000,000	1,364,708,000,000
Average interest rate	4.91%	7.98%
4 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,254.81	1,325.04
4 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,392	0
4 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
4 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	941,835,000,000	267,778,000,000
Average interest rate	6.69%	5.73%
5 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	545,140,000,000	154,813,000,000
Average interest rate	3.71%	2.67%
5 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,373.85	1,147.95
5 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,392
5 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
5 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	1,998,080,000,000	2,304,270,000,000
Average interest rate	3.81%	4.93%
Over 5 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	160,000,000,000
Average interest rate	0.00%	3.11%
Over 5 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
Over 5 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0